Goodwill (Tables)	6 Months Ended
Apr. 30, 2019
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Summary of Goodwill by Segment

Goodwill by Segment

(millions of Canadian dollars)	Canadian Retail	U.S. Retail[1]	Wholesale Banking	Total
Carrying amount of goodwill as at November 1, 2017	$2,303	$13,693	$160	$16,156
Additions	82	–	–	82
Foreign currency translation adjustments and other	18	280	–	298

Carrying amount of goodwill as at October 31, 2018[2]	2,403	13,973	160	16,536
Additions	433	–	–	433
Foreign currency translation adjustments and other	15	248	–	263
Carrying amount of goodwill as at April 30, 2019[2]	$2,851	$14,221	$160	$17,232

[1]	Goodwill predominantly relates to U.S. personal and commercial banking.
[2]	Impairment losses for the three and six months ended April 30, 2019 and April 30, 2018 were nil, and accumulated impairment as at April 30, 2019 was nil (October 31, 2018 – nil).